Organization and Significant Accounting Policies - Organization (Details) $ in Millions		12 Months Ended
	Apr. 11, 2025 USD ($) payment	Dec. 31, 2024 segment
Organization and Significant Accounting Policies
Number of reportable and operating segments | segment		1
UDENYCA | Discontinued Operations Disposed of by Sale
Organization and Significant Accounting Policies
Cash consideration	$ 483.4
Inventory	$ 118.4
Number of earnout payments | payment	2
UDENYCA | Discontinued Operations Disposed of by Sale | Scenario, net sales exceeding 300 million, quarters ending September 30, 2026
Organization and Significant Accounting Policies
Amount of each earnout payments	$ 37.5
UDENYCA | Discontinued Operations Disposed of by Sale | Scenario, net sales exceeding 350 million, quarters ending March 31, 2027
Organization and Significant Accounting Policies
Amount of each earnout payments	37.5
UDENYCA | Disposal Group | Scenario, net sales exceeding 300 million, quarters ending September 30, 2026
Organization and Significant Accounting Policies
Threshold net sales, payment trigger	300.0
UDENYCA | Disposal Group | Scenario, net sales exceeding 350 million, quarters ending March 31, 2027
Organization and Significant Accounting Policies
Threshold net sales, payment trigger	$ 350.0